Commitments and Contingencies - Summary of Contractual Obligations (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	$ 492
Less than 1 year	372
1-3 years	107
3-5 years	9
More than 5 years	4
Bothell Office Operating Lease [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	376
Less than 1 year	281
1-3 years	95
Vancouver Office Operating Lease [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	68
Less than 1 year	68
UBC License Maintenance Fees [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	26
Less than 1 year	4
1-3 years	9
3-5 years	9
More than 5 years	4
Leased Equipment [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	22
Less than 1 year	19
1-3 years	$ 3